Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Liability for unrecognized tax benefit	$ 6.9	$ 7.7
Items generating unrecognized tax benefits	5.8	6.5
Interest and related penalties	$ 1.1	$ 1.2